Short-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Public equities and share purchase warrants	$ 1,863	$ 4,113
Private holdings	1,485	2,020
Total short-term investments	$ 3,348	$ 6,133